Description of Business and Organization (Details Narrative) (10-Q) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Accumulated losses	$ 241,581	$ 190,643	$ 77,569
Anguilla [Member] | HWH Investment Limited [Member]
Percentage of equity interest	100.00%	100.00%
Hong Kong [Member] | HWH Investment Limited [Member]
Percentage of equity interest	100.00%	100.00%